Summary of material accounting policies - Revision of the previously issued financial statement (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Line Items]
Trade and other payables (Tax and social security liabilities)	€ 2,909,725	€ 6,685,080
Accrued liabilities (Personnel related accruals)	11,067,510	10,890,749
Decrease in trade and other payables	(4,171,990)	3,905,486	€ 1,662,686
Increase in accrued liabilities	€ (695,753)	€ 6,664,878	€ (196,755)